UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                              WASHINGTON, D.C. 20549
                                                     FORM 13F

                                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ];        Amendment Number: ___
     This Amendment (Check only one.):          [   ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Shapiro Capital Management LLC
           ----------------------------------
Address:   3060 Peachtree Road, NW Suite 1555
           ----------------------------------
           Atlanta GA  30066
           ----------------------------------

Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:     MICHAEL MCCARTHY
          ----------------
Title:    PRINCIPAL
          ----------------
Phone:    404-842-9600
          ----------------

Signature, Place, and Date of Signing:

    [Signature]                     [City, State]               [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28- _________________              ___________________________________-
         [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:   Shapiro Capital Management LLC 12/31/2006

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            47


Form 13F Information Table Value Total      $2,478257,775 (THOUSANDS)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No. Form 13F File Number Name

         ____47_____________________           __________________________

         [Repeat as necessary.]

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

                                           FORM 13F INFORMATION TABLE

                                                    FORM 13F

                                                                                           -----------------------------------------
                                                                                                        (SEC USE ONLY)
Page 1 of 2                                          Name of Reporting Manager :           Shapiro Capital Management Company, Inc.
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   Item 1:              Item 2:     Item 3:       Item 4:        Item 5:          Item 6            Item 7            Item 8
                                                                             Investment Discretion         Voting Authority (shares)
                                                                            -----------------------        ------------------------

                                                     Fair         Shares of           (b)       (c)    Manager's
                            Title of  CUSIP          Market       Principal   (a)    Shared    Shared    See    (a)     (b)     (c)
Name of Issuer                Class   Number         Value         Amount     Sole  As defined  Other  Instr V  Sole  Shared    None
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
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Live Nation                   Common 538034109    $143,205,315    9,862,625    x                              8,097,053   1,765,572
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Nalco Holding Co              Common 62985Q101    $142,067,970    5,875,433    x                              4,852,493   1,022,940
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LifePoint Hosps Inc           Common 53219L109    $133,998,090    4,505,652    x                              3,712,825     792,827
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Zebra Technologies            Cl A
  Cp Class A                  Common 989207105    $133,724,119    3,853,721    x                              3,209,682     644,039
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MoneyGram Intl Inc            Common 60935Y109    $118,633,207    7,718,491    x                              6,436,267   1,282,224
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Cooper Companies,
  Inc. (The)                  Common 216648402    $117,910,048    3,102,896    x                              2,530,193     572,703
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Zale Corporation              Common 988858106    $113,009,627    7,036,714    x                              5,847,964   1,188,750
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Cabot Microelectronics
  Com                         Common 12709p103    $111,355,366    3,100,957    x                              2,593,463     507,494
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Portland General
  Electric Co.                Common 736508847    $107,550,214    3,871,498    x                              3,424,898     446,600
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Steris Corp                   Common 859152100    $101,964,108    3,535,510    x                              3,081,310     454,200
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Checkpoint Systems Inc        Common 162825103     $99,238,300    3,819,796    x                              3,178,486     641,310
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Cox Radio Inc Cl A            Cl A
                              Common 224051102     $90,167,592    7,421,201    x                              6,426,985     994,216
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Aaron Rents Inc               Common 002535201     $79,559,170    4,135,092    x                              3,354,944     780,148
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Avis Budget Group Inc         Common 053774105     $78,984,100    6,075,700    x                              5,310,500     765,200
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PNM Resources Inc.            Common 69349h107     $66,853,065    3,116,693    x                              2,753,843     362,850
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AmSurg Corporation            Common 03232p405     $56,661,611    2,093,925    x                              1,858,725     235,200
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Covidien                      Common g2552x108     $55,728,778    1,258,270    x                                966,990     291,280
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Encore Acquisition Company    Common 29255w100     $54,611,674    1,636,550    x                              1,356,650     279,900
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Odyssey Healthcare Inc        Common 67611V101     $53,260,813    4,815,625    x                              4,263,500     552,125
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Western Union Co              Common 959802109     $49,905,889    2,055,432    x                              1,662,200     393,232
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Constellation Brands          Cl A
  Inc. - A                    Common 21036p108     $47,911,661    2,026,720    x                              1,485,795     540,925
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Salix Pharmaceuticals Ltd     Common 795435106     $47,802,318    6,066,284    x                              5,161,084     905,200
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Sally Beauty Holdings, Inc.   Common 79546E104     $47,476,698    5,246,044    x                              4,636,503     609,541
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Ishares Russell 2000          ETF    464287655     $44,511,137      586,290    x                                561,290      25,000
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         SUBTOTAL PAGE 1                        $2,096,090,869  102,817,119                                  86,763,643  16,053,476
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PAGE 2 OF 2
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   Item 1:              Item 2:     Item 3:       Item 4:        Item 5:          Item 6            Item 7            Item 8
                                                                             Investment Discretion         Voting Authority (shares)
                                                                            -----------------------        ------------------------

                                                     Fair         Shares of           (b)       (c)    Manager's
                            Title of  CUSIP          Market       Principal   (a)    Shared    Shared    See    (a)     (b)     (c)
Name of Issuer                Class   Number         Value         Amount     Sole  As defined  Other  Instr V  Sole  Shared    None

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Time Warner Cable-A           Cl A
                              Common 88732J108     $41,664,850    1,509,596    x                               1,046,196     463,400
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Armstrong World Industries    Common 04247x102     $38,554,655      961,223    x                                 781,823     179,400
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Tyco Electronics LTD          Common g9144p105     $38,426,580    1,034,920    x                                 711,640     323,280
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Tyco International Ltd        Common g9143x208     $37,307,121      940,911    x                                 651,890     289,021
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Wright Express Corp.          Common 98233q105     $32,306,902      910,310    x                                 785,210     125,100
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Anheuser Busch Cos Inc        Common 035229103     $30,765,756      587,806    x                                 339,841     247,965
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Scripps E W Co Cl A New       Cl A
                              Common 811054204     $30,450,390      676,525    x                                 452,950     223,575
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Time Warner Inc.              Common 887317105     $24,136,456    1,461,929    x                               1,110,296     351,633
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General Electric Com          Common 369604103     $22,296,941      601,482    x                                 244,712     356,770
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Tronox Inc. - Class A         Cl A
                              Common 897051108     $22,263,350    2,501,500    x                               2,251,100     250,400
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Ishares Trust Russell 2000
  Value Index Fun             ETF 464287630     $20,410,162      289,588    x                                    281,088       8,500
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Spdr Trust Series 1           ETF 78462F103     $16,252,265      111,157    x                                     46,422      64,735
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Crane Co.                     Common 224399105     $13,990,763      326,125    x                                 188,345     137,780
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Tronox Inc. - Class B         Cl B
                              Common 897051207      $6,363,805      735,700    x                                 635,700     100,000
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Tellabs Inc                   Common 879664100      $2,648,700      405,000    x                                 164,100     240,900
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Montpelier Re Holdings Ltd    Common g62185106        $921,942       54,200    x                                  45,100       9,100
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Compass Minerals
  International,  Inc.        Common 20451N101        $873,300       21,300    x                                  16,800       4,500
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Cincinnati Bell 6.75%
  Series B                    Preferred 171871403        $458,700       11,000    x                                7,000       4,000
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Microsoft Corp                Common 594918104        $418,682       11,761    x                                       0      11,761
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Eastman Kodak                 Common 277461109        $328,050       15,000    x                                       0      15,000
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Hershey Company               Common 427866108        $299,440        7,600    x                                       0       7,600
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Abbott Labs                   Common 002824100        $291,980        5,200    x                                   5,200           0
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OGE Energy Corp               Common 670837103        $268,546        7,400    x                                   7,300         100
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Symantec Corp                 Common 871503108        $236,596       14,659    x                                       0      14,659
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Motorolla Inc                 Common 620076109        $230,976       14,400    x                                       0      14,400
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     SUBTOTAL PAGE 2                              $382,166,906   13,216,292                                    9,772,713   3,443,579
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       GRAND TOTAL                              $2,478,257,775  116,033,411                                  $96,536,356  19,497,055
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          Page 1                    24
          Page 2                    23
          total                     47
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